Restricted cash (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Restricted Cash
Schedule of restricted cash
	Six Months December 31
(US dollars in thousands)	2023	2022
Bank guarantee security deposit	484	1,055

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Bank guarantee security deposit	608	1,195	1,140